Financial instruments (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jan. 01, 2023	Jun. 30, 2023	Feb. 17, 2023	Dec. 31, 2022	Nov. 16, 2022
Financial instruments (Details) [Line Items]
Liabilities		$ 1,389,202		$ 1,392,859
Proceeds from issue of ordinary shares	$ 137,000
Increase in Outstanding Bonds, Fair Value					$ 70,000
Borrowings, interest rate		12.52%		12.41%
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid		$ 900
Predecessor Earn Out Shares [member]
Financial instruments (Details) [Line Items]
Increase (decrease) in number of ordinary shares issued (in Shares)		38,330,000
Aggregate Period For Determining the Share Price		5 years
Liabilities		$ 176,700		$ 276,200
Predecessor Earn Out Shares [member] | Tranche one [member]
Financial instruments (Details) [Line Items]
Share Price (in Dollars per share)		$ 15
Threshold Days for Determining the Share Price		10 days
Predecessor Earn Out Shares [member] | Tranche two [member]
Financial instruments (Details) [Line Items]
Share Price (in Dollars per share)		$ 20
Threshold Days for Determining the Share Price		10 days
OACB Earn Out Shares [member]
Financial instruments (Details) [Line Items]
Increase (decrease) in number of ordinary shares issued (in Shares)		1,250,000
Aggregate Period For Determining the Share Price		5 years
Liabilities		$ 3,300		10,500
Number of shares issued (in Shares)			625,000
OACB Earn Out Shares [member] | Bottom of range [member]
Financial instruments (Details) [Line Items]
Enterprise Public Company Value		500,000
OACB Earn Out Shares [member] | Top of range [member]
Financial instruments (Details) [Line Items]
Enterprise Public Company Value		$ 5,000,000
OACB Earn Out Shares [member] | Tranche one [member]
Financial instruments (Details) [Line Items]
Share Price (in Dollars per share)		$ 12.5
Threshold Days for Determining the Share Price		10 days
OACB Earn Out Shares [member] | Tranche two [member]
Financial instruments (Details) [Line Items]
Share Price (in Dollars per share)		$ 15
OACB Warrants [member]
Financial instruments (Details) [Line Items]
Share Price (in Dollars per share)		$ 1.24
Liabilities		$ 12,900		$ 10,200
Number of shares issued (in Shares)		551,261
Class Of Warrants Or Rights Outstanding (in Shares)		10,916,647
Class Of Warrants Or Rights Exercise Price Per Share (in Dollars per share)		$ 11.5
Proceeds from issue of ordinary shares		$ 6,300
Senior Bonds [member] | Bottom of range [member]
Financial instruments (Details) [Line Items]
Borrowings, interest rate					10.75%
Senior Bonds [member] | Top of range [member]
Financial instruments (Details) [Line Items]
Borrowings, interest rate					12.00%
Senior Bond Warrant [member] | Tranche 1.5% [member]
Financial instruments (Details) [Line Items]
Class Of Warrants Or Rights Outstanding (in Shares)		1,718,845
Conversion Price (in Dollars per share)		$ 0.01